CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	1,236,971	$51,420,885

Entertainment - 1.4%
Activision Blizzard Inc.	617,470	47,279,678
Walt Disney Co.	445,812	48,366,144	*

Total Entertainment		95,645,822

Interactive Media & Services - 3.5%
Alphabet Inc., Class A Shares	1,161,198	114,772,810	*
Alphabet Inc., Class C Shares	1,054,633	105,326,198	*
Meta Platforms Inc., Class A Shares	142,655	21,251,315	*

Total Interactive Media & Services		241,350,323

Media - 1.3%
Comcast Corp., Class A Shares	2,195,125	86,378,169

Wireless Telecommunication Services - 1.3%
T-Mobile US Inc.	582,646	86,994,874	*

TOTAL COMMUNICATION SERVICES		561,790,073

CONSUMER DISCRETIONARY - 7.8%
Automobiles - 1.0%
General Motors Co.	752,283	29,579,768
Tesla Inc.	211,166	36,578,174	*

Total Automobiles		66,157,942

Hotels, Restaurants & Leisure - 0.4%
Marriott International Inc., Class A Shares	154,027	26,828,423

Internet & Direct Marketing Retail - 2.2%
Amazon.com Inc.	1,478,493	152,476,983	*

Specialty Retail - 4.2%
Home Depot Inc.	388,961	126,089,487
TJX Cos. Inc.	1,937,103	158,571,252

Total Specialty Retail		284,660,739

TOTAL CONSUMER DISCRETIONARY		530,124,087

CONSUMER STAPLES - 6.7%
Beverages - 2.3%
Coca-Cola Co.	1,221,483	74,901,337
PepsiCo Inc.	502,632	85,960,125

Total Beverages		160,861,462

Food & Staples Retailing - 2.1%
Walmart Inc.	988,287	142,184,851

Food Products - 0.9%
Mondelez International Inc., Class A Shares	985,251	64,474,825

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2023 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Products - 1.4%
Procter & Gamble Co.	657,287	$93,584,523

TOTAL CONSUMER STAPLES		461,105,661

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	867,463	150,955,911
EQT Corp.	992,289	32,418,082
Exxon Mobil Corp.	1,068,484	123,954,829
Kinder Morgan Inc.	1,991,404	36,442,693
Pioneer Natural Resources Co.	477,386	109,965,865

TOTAL ENERGY		453,737,380

FINANCIALS - 13.7%
Banks - 5.0%
Bank of America Corp.	3,299,481	117,065,586
JPMorgan Chase & Co.	1,296,860	181,508,525
US Bancorp	808,190	40,247,862

Total Banks		338,821,973

Capital Markets - 1.3%
CME Group Inc.	322,939	57,050,404
Intercontinental Exchange Inc.	314,802	33,856,955

Total Capital Markets		90,907,359

Diversified Financial Services - 3.5%
Berkshire Hathaway Inc., Class A Shares	503	237,918,950	*

Insurance - 3.9%
Hartford Financial Services Group Inc.	462,263	35,876,232
Progressive Corp.	607,698	82,859,622
Travelers Cos. Inc.	790,449	151,070,613

Total Insurance		269,806,467

TOTAL FINANCIALS		937,454,749

HEALTH CARE - 14.0%
Health Care Equipment & Supplies - 1.9%
Becton Dickinson and Co.	272,776	68,799,563
Stryker Corp.	234,293	59,465,906

Total Health Care Equipment & Supplies		128,265,469

Health Care Providers & Services - 2.9%
UnitedHealth Group Inc.	401,496	200,422,788

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific Inc.	255,026	145,448,978

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2023 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.1%
Bayer AG, ADR	1,123,825	$17,509,194
Eli Lilly & Co.	232,414	79,985,278
Johnson & Johnson	933,313	152,522,011
Merck & Co. Inc.	1,520,457	163,312,286
Pfizer Inc.	1,591,870	70,296,979

Total Pharmaceuticals		483,625,748

TOTAL HEALTH CARE		957,762,983

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.4%
Northrop Grumman Corp.	38,316	17,167,101
Raytheon Technologies Corp.	1,489,526	148,729,171

Total Aerospace & Defense		165,896,272

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	564,216	104,509,730

Commercial Services & Supplies - 1.6%
Waste Management Inc.	684,589	105,926,456

Electrical Equipment - 1.2%
Eaton Corp. PLC	405,643	65,799,351
Emerson Electric Co.	140,804	12,703,337

Total Electrical Equipment		78,502,688

Industrial Conglomerates - 2.3%
Honeywell International Inc.	757,036	157,826,865

Road & Rail - 1.1%
Canadian Pacific Railway Ltd.	638,963	50,414,181
Union Pacific Corp.	119,450	24,390,495

Total Road & Rail		74,804,676

TOTAL INDUSTRIALS		687,466,687

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 0.4%
Arista Networks Inc.	240,084	30,255,386	*

Electronic Equipment, Instruments & Components - 0.5%
Teledyne Technologies Inc.	71,891	30,500,476	*

IT Services - 4.9%
Automatic Data Processing Inc.	524,899	118,527,443
PayPal Holdings Inc.	264,116	21,522,813	*
Visa Inc., Class A Shares	854,284	196,664,720

Total IT Services		336,714,976

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2023 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV, Registered Shares	99,229	$65,574,492
Enphase Energy Inc.	109,425	24,224,507	*
NVIDIA Corp.	235,393	45,988,730

Total Semiconductors & Semiconductor Equipment		135,787,729

Software - 9.0%
Adobe Inc.	214,478	79,429,782	*
Microsoft Corp.	1,825,948	452,488,174
Oracle Corp.	856,880	75,799,605
Palo Alto Networks Inc.	44,499	7,059,321	*

Total Software		614,776,882

Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc.	2,553,482	368,441,918

TOTAL INFORMATION TECHNOLOGY		1,516,477,367

MATERIALS - 6.9%
Chemicals - 4.4%
Air Products & Chemicals Inc.	342,392	109,740,060
Ecolab Inc.	289,643	44,845,426
PPG Industries Inc.	714,048	93,069,016
Sherwin-Williams Co.	213,332	50,472,218

Total Chemicals		298,126,720

Construction Materials - 0.8%
Vulcan Materials Co.	318,985	58,479,520

Containers & Packaging - 0.7%
Ball Corp.	776,044	45,196,802

Metals & Mining - 1.0%
ArcelorMittal SA, Registered Shares	2,338,607	72,356,501

TOTAL MATERIALS		474,159,543

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	416,286	92,994,129

UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Inc.	263,666	19,677,393

Multi-Utilities - 0.4%
Sempra Energy	189,657	30,407,707

TOTAL UTILITIES		50,085,100

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,390,018,593)		6,723,157,759

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2023 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	70,885,494	$70,885,494	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%	30,379,497	30,379,497	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $101,264,991)			101,264,991

TOTAL INVESTMENTS - 99.8% (Cost - $2,491,283,584)			6,824,422,750
Other Assets in Excess of Liabilities - 0.2%			12,936,781

TOTAL NET ASSETS - 100.0%			$6,837,359,531

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $30,379,497 and the cost was $30,379,497 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,723,157,759	—	—	$6,723,157,759
Short-Term Investments†	101,264,991	—	—	101,264,991

Total Investments	$6,824,422,750	—	—	$6,824,422,750

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$58,105,317	$59,157,107	59,157,107	$86,882,927	86,882,927	—	$416,605	—	$30,379,497

8